Income Taxes - Schedule of the Domestic and Foreign Components of Loss From Operations Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
United States			$ (64,690)	$ (89,525)
Foreign			2,543	1,338
Total loss before income taxes	$ (147,599)	$ (16,581)	$ (62,147)	$ (88,187)